Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [Line Items]
United States corporate income tax rate		35.00%
Total impact of tax rate changes		€ 1,034
Tax effect through profit and loss		554
Tax effect through other comprehensive income		479
Increase (decrease) in deferred tax liability		(1,163)
Deferred tax assets recognized for tax losses, gross		79	€ 87
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets, gross		43	70
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets tax amount		8	13
Changes in tax rates or tax laws enacted or announced [member]
Deferred tax assets and liabilities [Line Items]
United States corporate income tax rate	21.00%
Unused tax credits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross		85	505
Deferred tax assets recognized for tax losses, tax		15	90
Unremitted earnings [member]
Deferred tax assets and liabilities [Line Items]
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets, gross		1,771	1,770
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets tax amount		€ 441	€ 441